Short-term Investments (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Investments
Short-term investments	¥ 6,528,634		$ 917,781	¥ 15,060,722
Investment income related to short-term investments	421,400	¥ 194,300
Financial products
Short-term Investments
Short-term investments	4,535,682			13,583,580
Investments in publicly traded companies
Short-term Investments
Short-term investments	¥ 1,992,952			1,426,946
Money market funds
Short-term Investments
Short-term investments				¥ 50,196